Income Taxes	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

10. INCOME TAXES
A) Income Tax Expense (Recovery)

For the years ended December 31,	2025	2024
Current Tax
Canada	540	1,141
United States	(1)	9
Asia Pacific	198	214
Other International	41	39
Total Current Tax Expense (Recovery)	778	1,403
Deferred Tax Expense (Recovery)	(231)	(474)
	547	929
The following table reconciles income taxes calculated at the consolidated combined federal and provincial Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2025	2024
Earnings (Loss) Before Income Tax	4,477	4,071
Canadian Statutory Rate (percent)	23.7	23.7
Expected Income Tax Expense (Recovery)	1,061	965
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(37)	(34)
Non-Taxable Capital (Gains) Losses	(34)	45
Non-Recognition of Capital (Gains) Losses	(34)	45
Adjustments Arising From Prior Year Tax Filings	(37)	(31)
Recognition of U.S. Tax Basis	(54)	(77)
Cumulative Translation Adjustment	(298)	—
Other	(20)	16
Total Tax Expense (Recovery)	547	929
Effective Tax Rate (percent)	12.2	22.8
The effective tax rate for 2025 was 12.2 percent (2024 – 22.8 percent). The lower effective tax rate in 2025 is primarily attributable to the reclassification of the cumulative foreign currency translation adjustment associated with the WRB divestiture (see Note 8), which is not tax effected.
In 2024, the Global Minimum Tax Act was enacted in Canada to implement the new global minimum tax framework (“Pillar Two”), which is to be applied retroactively to fiscal periods beginning on or after December 31, 2023. The Company is subject to Pillar Two and has applied the mandatory temporary exemption of IAS 12, “Income Taxes” and in turn, has not recognized the impacts of Pillar Two in the deferred income tax calculation.
For the year ended December 31, 2025, Pillar Two taxes did not have a material impact on net earnings. The Company is not expecting a material impact from jurisdictions where the Company operates that have not enacted Pillar Two legislation.
B) Deferred Income Tax Assets and Liabilities
The significant components of the Company's deferred income tax expense (recovery) for the years ended December 31, 2025, and December 31, 2024, and deferred income tax (assets) liabilities as at December 31, 2025, and December 31, 2024, are composed of the following:

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax (Assets) Liabilities
	2025	2024	December 31, 2025	December 31, 2024
Property, Plant and Equipment, Net	(494)	(632)	6,825	5,255
Right-of-Use Assets, Net	(23)	76	520	470
Decommissioning Liabilities	(32)	(85)	(1,094)	(1,018)
Unused Tax Losses	336	240	(852)	(740)
Lease Liabilities	27	(70)	(743)	(683)
Compensation and Benefits	(20)	34	(140)	(118)
Other	(25)	(37)	(237)	(185)
Net Deferred Income Tax Expense (Recovery) and Liability	(231)	(474)	4,279	2,981
Change in Deferred Income Tax Balances

	2025	2024
Net Deferred Income Tax Liability, Beginning of Year	2,981	3,492
Recognized in Deferred Income Tax Expense (Recovery)	(231)	(474)
Recognized in Other Comprehensive Income	3	15
Foreign Currency Translation Adjustment	45	(52)
Recognized on Acquisitions	1,481	—
Net Deferred Income Tax Liability, End of Year	4,279	2,981
Deferred Income Tax in Other Comprehensive Income

For the years ended December 31,	2025	2024
Deferred Income Tax Expense (Recovery) in OCI (1)
Pension and Other Post-Retirement Benefits	5	5
Private Equity Instruments	(2)	10
	3	15
(1)Other comprehensive income (“OCI”).
The deferred income tax asset of $1.6 billion as at December 31, 2025 (December 31, 2024 – $1.1 billion) represents net deductible temporary differences in the U.S. jurisdiction, which have been fully recognized as the probability of realization is expected due to forecasted taxable income. No deferred tax liability was recognized as at December 31, 2025, or December 31, 2024, on temporary differences associated with investments in subsidiaries and joint arrangements where the Company can control the timing of the reversal of the temporary difference and the reversal is not probable in the foreseeable future.
C) Tax Pools
The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2025	2024
Canada	12,135	10,086
United States	8,730	9,905
Asia Pacific	338	351
	21,203	20,342
As at December 31, 2025, the above tax pools included $38 million (December 31, 2024 – $197 million) of Canadian federal non-capital losses that expire no earlier than 2033, and $3.6 billion (December 31, 2024 – $3.0 billion) of U.S. federal net operating losses that have an indefinite carry forward period.
As at December 31, 2025, the Company had Canadian net capital losses totaling $96 million (December 31, 2024 – $85 million), which are available for carry forward to reduce future capital gains. The Company has not recognized $210 million (December 31, 2024 – $362 million) of deductible temporary differences associated with unrealized foreign exchange losses on its U.S. denominated debt.